UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2018

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.6%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	15,397,652	16,572,397
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,603,341	6,246,387
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,847,957	18,050,239
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,421,566	4,252,699
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,773,856	10,094,961
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	7,053,937	8,538,341
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	9,995,501	12,181,367
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	24,687,617	23,219,057
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	14,886,134	13,556,364
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	19,625,595	21,065,188
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	10,220,124	9,519,420
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,127,140	2,103,168
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	4,384,674	4,199,581
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	13,291,125	13,023,875
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	18,667,013	18,622,867
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	16,470,822	16,068,851
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,465,515	6,311,157
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	13,536,000	13,276,867
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	23,274,862	22,973,967
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	13,001,170	12,496,362
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	26,865,243	25,791,701
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	27,310,619	26,460,540
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,302,900	5,192,734
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	30,488,570	28,769,618
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	13,894,440	13,345,447
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	9,386,839	9,246,892
TOTAL U.S. TREASURY SECURITIES (Cost $361,337,660)		361,180,047
CORPORATE BONDS — 21.1%
Aerospace and Defense — 0.4%
Boeing Co. (The), 3.625%, 3/1/48	600,000	553,019
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	281,420
Rockwell Collins, Inc., 4.35%, 4/15/47	700,000	669,574
United Technologies Corp., 3.75%, 11/1/46	945,000	829,118
		2,333,131
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	690,000	597,770
Automobiles — 0.4%
Ford Motor Co., 4.35%, 12/8/26	180,000	169,769
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	700,000	667,742
General Motors Co., 5.15%, 4/1/38	1,940,000	1,807,841
		2,645,352
Banks — 3.4%
Bank of America Corp., MTN, 3.30%, 1/11/23	830,000	818,010

Bank of America Corp., MTN, 3.25%, 10/21/27	3,040,000	2,830,066
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(2)	950,000	945,041
BPCE SA, 3.50%, 10/23/27(3)	500,000	456,810
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	296,485
Capital One Financial Corp., 3.75%, 7/28/26	350,000	326,971
Capital One Financial Corp., 3.75%, 3/9/27	670,000	633,203
Citigroup, Inc., 4.05%, 7/30/22	760,000	766,916
Citigroup, Inc., 4.00%, 8/5/24	420,000	416,998
Citigroup, Inc., 3.20%, 10/21/26	1,300,000	1,214,780
Citigroup, Inc., 4.45%, 9/29/27	1,665,000	1,646,617
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	248,610
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	500,000	493,023
Fifth Third BanCorp., 4.30%, 1/16/24	165,000	167,238
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	383,347
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	598,777
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,288,605
JPMorgan Chase & Co., 3.875%, 9/10/24	1,900,000	1,882,754
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(2)	1,585,000	1,448,826
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(2)	700,000	637,818
KeyBank N.A., MTN, 3.40%, 5/20/26	500,000	474,685
SunTrust Bank, 3.30%, 5/15/26	200,000	188,469
US Bancorp, MTN, 3.60%, 9/11/24	799,000	792,187
Wells Fargo & Co., 4.125%, 8/15/23	400,000	404,601
Wells Fargo & Co., 3.00%, 4/22/26	300,000	279,309
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	365,630
Wells Fargo & Co., MTN, 4.10%, 6/3/26	670,000	661,863
Wells Fargo & Co., MTN, 4.40%, 6/14/46	900,000	847,468
Wells Fargo & Co., MTN, 4.75%, 12/7/46	900,000	897,166
		22,412,273
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	2,870,000	2,787,560
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	900,000	905,285
Constellation Brands, Inc., 3.70%, 12/6/26	660,000	628,435
Constellation Brands, Inc., 3.50%, 5/9/27	330,000	308,670
Diageo Capital plc, 2.625%, 4/29/23	500,000	484,931
PepsiCo, Inc., 3.45%, 10/6/46	780,000	701,688
		5,816,569
Biotechnology — 0.4%
AbbVie, Inc., 2.90%, 11/6/22	577,000	560,975
AbbVie, Inc., 4.45%, 5/14/46	650,000	603,706
Amgen, Inc., 3.625%, 5/22/24	450,000	450,287
Celgene Corp., 3.625%, 5/15/24	150,000	148,064
Celgene Corp., 5.00%, 8/15/45	330,000	328,677
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	393,264
Gilead Sciences, Inc., 4.15%, 3/1/47	465,000	440,821
		2,925,794
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	570,000	512,971

Chemicals — 0.3%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	293,938
Dow Chemical Co. (The), 4.375%, 11/15/42	350,000	332,753
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	372,000	344,247
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	360,336
Mosaic Co. (The), 4.05%, 11/15/27	320,000	310,015
Westlake Chemical Corp., 4.375%, 11/15/47	300,000	267,113
		1,908,402
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.375%, 11/15/27	200,000	191,003
Waste Management, Inc., 3.50%, 5/15/24	400,000	395,077
Waste Management, Inc., 3.125%, 3/1/25	350,000	339,455
Waste Management, Inc., 3.15%, 11/15/27	300,000	285,959
		1,211,494
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	621,000	773,290
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	675,000	593,350
Consumer Finance — 0.1%
Discover Bank, 3.45%, 7/27/26	700,000	652,112
Discover Financial Services, 3.75%, 3/4/25	300,000	286,240
		938,352
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	271,234
Diversified Financial Services — 1.7%
Citigroup, Inc., 2.35%, 8/2/21	600,000	581,728
Citigroup, Inc., VRN, 4.08%, 4/23/28(2)	700,000	687,403
Citigroup, Inc., VRN, 4.28%, 4/24/47(2)	400,000	383,403
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	750,000	743,618
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	664,060
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,970,000	1,931,487
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	379,796
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	1,200,000	1,228,757
HSBC Holdings plc, 2.95%, 5/25/21	600,000	592,050
HSBC Holdings plc, 4.30%, 3/8/26	450,000	448,220
HSBC Holdings plc, 4.375%, 11/23/26	400,000	393,608
HSBC Holdings plc, VRN, 4.04%, 3/13/27(2)	470,000	452,983
Morgan Stanley, 4.375%, 1/22/47	330,000	321,971
Morgan Stanley, MTN, 4.00%, 7/23/25	1,730,000	1,724,954
Morgan Stanley, MTN, 3.875%, 1/27/26	170,000	167,179
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(2)	300,000	288,137
		10,989,354
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 4.45%, 4/1/24	300,000	305,545
AT&T, Inc., 3.40%, 5/15/25	768,000	731,919
AT&T, Inc., 4.80%, 6/15/44	350,000	323,468
AT&T, Inc., 4.75%, 5/15/46	400,000	366,232
AT&T, Inc., 5.15%, 11/15/46(3)	536,000	513,502
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	800,000	759,589

Telefonica Emisiones SAU, 5.46%, 2/16/21	200,000	208,917
Telefonica Emisiones SAU, 4.10%, 3/8/27	600,000	577,430
Telefonica Emisiones SAU, 5.21%, 3/8/47	300,000	292,059
Verizon Communications, Inc., 2.625%, 8/15/26	200,000	181,560
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	214,903
Verizon Communications, Inc., 5.50%, 3/16/47	670,000	733,064
Verizon Communications, Inc., 5.01%, 8/21/54	700,000	705,398
		5,913,586
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47	300,000	274,448
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35	735,000	770,158
Entertainment — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	600,000	574,735
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,034,048
Discovery Communications LLC, 3.95%, 3/20/28	650,000	618,266
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	594,369
		2,821,418
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.375%, 10/15/26	600,000	559,458
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	520,000	491,732
Boston Properties LP, 3.65%, 2/1/26	150,000	145,476
Crown Castle International Corp., 4.45%, 2/15/26	539,000	542,404
Essex Portfolio LP, 3.625%, 8/15/22	250,000	248,052
Kilroy Realty LP, 3.80%, 1/15/23	301,000	298,659
Simon Property Group LP, 4.25%, 11/30/46	700,000	681,391
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	459,455
		3,426,627
Food and Staples Retailing — 0.4%
CVS Health Corp., 2.75%, 12/1/22	1,359,000	1,311,680
Kroger Co. (The), 3.875%, 10/15/46	600,000	501,585
Target Corp., 3.90%, 11/15/47	500,000	472,734
Walmart, Inc., 4.05%, 6/29/48	650,000	651,291
		2,937,290
Food Products — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,183,710
Kraft Heinz Foods Co., 4.375%, 6/1/46	600,000	531,081
Unilever Capital Corp., 2.20%, 3/6/19	500,000	499,275
		2,214,066
Gas Utilities — 1.4%
Enbridge, Inc., 3.50%, 6/10/24	350,000	341,382
Enbridge, Inc., 3.70%, 7/15/27	400,000	386,841
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	306,884
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	293,985
Energy Transfer Partners LP, 5.30%, 4/15/47	920,000	893,218
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	299,820
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	255,355
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	841,028
Kinder Morgan, Inc., 5.55%, 6/1/45	700,000	741,467

Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	363,791
MPLX LP, 4.875%, 6/1/25	640,000	661,895
MPLX LP, 4.50%, 4/15/38	300,000	283,297
MPLX LP, 5.20%, 3/1/47	400,000	401,703
ONEOK, Inc., 4.00%, 7/13/27	425,000	411,513
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	431,945
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,014,146
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	487,819
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	299,627
Williams Cos., Inc. (The), 4.30%, 3/4/24	600,000	605,874
		9,321,590
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 4.90%, 11/30/46	700,000	762,166
Becton Dickinson and Co., 3.70%, 6/6/27	800,000	766,223
Medtronic, Inc., 3.50%, 3/15/25	100,000	99,285
Medtronic, Inc., 4.625%, 3/15/45	700,000	741,882
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	464,374
		2,833,930
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	406,000	391,870
Aetna, Inc., 3.875%, 8/15/47	330,000	291,680
Anthem, Inc., 4.65%, 1/15/43	300,000	295,942
CVS Health Corp., 4.78%, 3/25/38	330,000	328,460
CVS Health Corp., 5.05%, 3/25/48	320,000	328,180
Duke University Health System, Inc., 3.92%, 6/1/47	597,000	576,504
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	202,012
Express Scripts Holding Co., 3.40%, 3/1/27	300,000	279,141
Halfmoon Parent, Inc., 4.90%, 12/15/48(3)	300,000	300,799
Kaiser Foundation Hospitals, 4.15%, 5/1/47	300,000	299,866
Northwell Healthcare, Inc., 4.26%, 11/1/47	320,000	304,421
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	405,585
UnitedHealth Group, Inc., 3.75%, 10/15/47	650,000	605,855
		4,610,315
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	343,732
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	659,452
		1,003,184
Household Products — 0.1%
Kimberly-Clark Corp., 3.90%, 5/4/47	660,000	632,481
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47	300,000	287,206
General Electric Co., 4.125%, 10/9/42	1,375,000	1,226,876
		1,514,082
Insurance — 0.7%
American International Group, Inc., 4.125%, 2/15/24	530,000	532,881
American International Group, Inc., 4.50%, 7/16/44	350,000	329,266
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	742,818
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	290,102
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	367,314

International Lease Finance Corp., 5.875%, 8/15/22	400,000	423,412
Liberty Mutual Group, Inc., 4.25%, 6/15/23(3)	400,000	404,789
Markel Corp., 3.50%, 11/1/27	300,000	279,788
Prudential Financial, Inc., 3.94%, 12/7/49	451,000	406,422
Prudential Financial, Inc., MTN, VRN, 4.872%, 10/1/18, resets monthly off the CPI YoY plus 2.00%	189,000	191,965
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	277,579
Travelers Cos., Inc. (The), 4.05%, 3/7/48	650,000	628,924
		4,875,260
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	370,083
Materials — 0.1%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	660,000	636,291
Media — 0.9%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	961,310
21st Century Fox America, Inc., 4.75%, 9/15/44	350,000	377,606
CBS Corp., 3.70%, 6/1/28(3)	250,000	234,924
Comcast Corp., 6.50%, 11/15/35	556,000	671,262
Viacom, Inc., 4.25%, 9/1/23	840,000	847,102
Viacom, Inc., 4.375%, 3/15/43	300,000	262,345
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	479,653
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	330,000	327,984
Warner Media LLC, 4.70%, 1/15/21	700,000	719,251
Warner Media LLC, 4.05%, 12/15/23	200,000	201,327
Warner Media LLC, 2.95%, 7/15/26	300,000	272,339
Warner Media LLC, 3.80%, 2/15/27	700,000	670,379
		6,025,482
Multi-Utilities — 1.5%
Alabama Power Co., 3.70%, 12/1/47	360,000	325,219
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	281,439
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	600,000	559,867
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	293,524
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	565,440
Duke Energy Corp., 3.15%, 8/15/27	350,000	325,942
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,188,360
Exelon Corp., 4.45%, 4/15/46	340,000	330,372
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	815,766
FirstEnergy Corp., 4.85%, 7/15/47	600,000	611,718
Florida Power & Light Co., 3.95%, 3/1/48	300,000	294,041
Georgia Power Co., 4.30%, 3/15/42	250,000	237,945
MidAmerican Energy Co., 4.40%, 10/15/44	1,000,000	1,025,342
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	385,327
Pacific Gas & Electric Co., 4.00%, 12/1/46	600,000	522,727
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	249,978
Sempra Energy, 3.25%, 6/15/27	350,000	326,700
Sempra Energy, 3.80%, 2/1/38	350,000	316,369
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	265,147
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	460,381
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	198,019
		9,579,623

Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	151,651
Oil, Gas and Consumable Fuels — 1.6%
Apache Corp., 4.75%, 4/15/43	599,000	567,125
BP Capital Markets plc, 2.50%, 11/6/22	262,000	253,198
Cenovus Energy, Inc., 4.25%, 4/15/27	400,000	387,190
Chevron Corp., 2.43%, 6/24/20	350,000	347,069
Cimarex Energy Co., 4.375%, 6/1/24	200,000	201,929
Concho Resources, Inc., 4.875%, 10/1/47	120,000	121,692
Equinor ASA, 2.45%, 1/17/23	468,000	451,001
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	194,101
Hess Corp., 6.00%, 1/15/40	810,000	842,243
Marathon Oil Corp., 3.85%, 6/1/25	330,000	322,922
Marathon Oil Corp., 5.20%, 6/1/45	200,000	208,960
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	246,973
Noble Energy, Inc., 4.15%, 12/15/21	874,000	885,291
Occidental Petroleum Corp., 4.20%, 3/15/48	890,000	877,229
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	314,616
Petroleos Mexicanos, 4.625%, 9/21/23	600,000	596,100
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	698,950
Phillips 66, 4.65%, 11/15/34	400,000	406,347
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,043,283
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	408,416
		10,374,635
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	300,000	277,199
Pharmaceuticals — 0.3%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	346,547
Allergan Funding SCS, 4.55%, 3/15/35	430,000	418,716
Johnson & Johnson, 3.50%, 1/15/48	640,000	586,792
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	125,000	120,854
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	314,320
Zoetis, Inc., 3.00%, 9/12/27	150,000	139,640
		1,926,869
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	303,514
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	470,000	455,811
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	274,968
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	670,000	664,702
CSX Corp., 3.80%, 11/1/46	320,000	290,067
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	101,122
Norfolk Southern Corp., 3.15%, 6/1/27	250,000	237,173
Norfolk Southern Corp., 4.15%, 2/28/48	780,000	755,613
Union Pacific Corp., 2.75%, 4/15/23	250,000	242,281
Union Pacific Corp., 3.35%, 8/15/46	325,000	274,757
Union Pacific Corp., 4.00%, 4/15/47	660,000	624,943
		4,224,951
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	400,000	363,954

Intel Corp., 4.10%, 5/11/47	660,000	652,415
		1,016,369
Software — 0.4%
Microsoft Corp., 3.45%, 8/8/36	750,000	715,881
Microsoft Corp., 4.25%, 2/6/47	1,080,000	1,134,814
Oracle Corp., 2.50%, 10/15/22	200,000	194,121
Oracle Corp., 2.40%, 9/15/23	400,000	382,014
Oracle Corp., 2.65%, 7/15/26	350,000	324,955
		2,751,785
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	503,265
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,015,665
Apple, Inc., 2.90%, 9/12/27	1,300,000	1,225,797
Apple, Inc., 4.25%, 2/9/47	655,000	669,003
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	940,000	1,002,556
		3,913,021
Transportation and Logistics — 0.1%
FedEx Corp., 4.05%, 2/15/48	400,000	359,520
Wireless Telecommunication Services — 0.1%
Vodafone Group plc, 4.375%, 5/30/28	350,000	345,314
TOTAL CORPORATE BONDS (Cost $144,316,254)		139,533,829
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 6.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	1,950,000	1,903,079
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	2,000,000	1,965,293
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 10/1/18(5)	2,000,000	2,063,541
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 10/1/18(5)	1,700,000	1,726,555
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/18(5)	1,475,000	1,460,350
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/18(5)	2,000,000	2,077,258
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(3)	2,125,000	2,070,207
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	1,861,689
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 10/1/18(5)	1,550,000	1,533,061
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	1,500,000	1,460,862
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	1,450,000	1,439,728
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	1,962,850	1,921,709
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 10/1/18(5)	1,500,000	1,465,280
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/1/18(3)(5)	2,515,000	2,345,678
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/18(3)(5)	2,000,000	1,976,564
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	1,860,000	1,822,884
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	1,455,000	1,498,429
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	1,200,000	1,129,767
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	1,400,000	1,321,612
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,300,000	2,208,955
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/18(3)(5)	1,600,000	1,576,819
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	3,350,000	3,133,124
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	1,300,000	1,246,996
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $43,109,043)		41,209,440

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.6%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	71,794	72,234
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	157,909	162,714
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 10/1/18(3)(5)	1,484,494	1,452,600
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/1/18(3)(5)	1,505,861	1,465,003
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 10/1/18(3)(5)	2,191,169	2,142,998
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/1/18(3)(5)	1,453,597	1,421,630
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	251,369	252,550
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	139,749	142,102
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 10/1/18(3)(5)	1,400,000	1,360,323
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 10/1/18(3)(5)	2,104,558	2,080,038
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/18(3)(5)	1,376,955	1,325,823
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.99%, 10/1/18(3)(5)	1,796,652	1,764,619
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 10/1/18(3)(5)	3,500,000	3,381,316
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 10/1/18(3)(5)	3,498,336	3,411,836
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 10/1/18(3)(5)	1,704,467	1,718,390
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.72%, 10/25/18, resets monthly off the 1-month LIBOR plus 1.50%(3)	2,497,593	2,572,267
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.86%, 10/1/18(5)	321	323
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/18(5)	44,487	44,825
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(3)	458,492	459,513
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/1/18(3)(5)	519,631	514,968
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 10/1/18(3)(5)	850,678	851,037
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 10/1/18(3)(5)	1,909,782	1,886,361
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/1/18(3)(5)	1,750,000	1,658,597
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 10/1/18(3)(5)	1,601,367	1,604,226
Sequoia Mortgage Trust, Series 2018-7, Class A4, VRN, 4.00%, 10/1/18(3)(5)	1,584,296	1,591,490
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.96%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.74%	132,096	130,505
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	260,324	264,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.29%, 10/1/18(5)	611,171	645,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.21%, 10/1/18(5)	1,042,766	1,080,419
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/18(3)(5)	253,688	252,380
		35,711,588
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2017-DNA3, Class M1, VRN, 2.97%, 10/25/18, resets monthly off the 1-month LIBOR plus 0.75%	1,401,766	1,407,830
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,251,015)		37,119,418
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 3.6%
FHLMC, 4.50%, 4/1/41	8,428,555	8,798,450
FNMA, 4.50%, 5/1/39	2,465,487	2,573,864
FNMA, 4.00%, 11/1/41	1,124,665	1,144,752
FNMA, 4.00%, 11/1/41	546,947	556,598
FNMA, 4.00%, 2/1/42	1,101,551	1,121,210
FNMA, 4.00%, 2/1/46	9,581,690	9,691,349
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,696,324)		23,886,223
COLLATERALIZED LOAN OBLIGATIONS(4) — 3.2%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.37%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	2,250,000	2,240,245

CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)		2,000,000	1,987,258
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.31%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.12%(3)		1,750,000	1,747,166
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.40%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(3)		2,650,000	2,645,807
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(3)		2,750,000	2,746,451
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.29%, 10/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(3)		3,000,000	2,996,870
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)		3,500,000	3,493,262
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(3)		3,000,000	3,002,206
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $20,900,000)			20,859,265
ASSET-BACKED SECURITIES(4) — 1.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)		876,599	857,152
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)		496,221	487,791
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)		652,890	631,964
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)		242,549	240,898
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(3)		557,216	553,674
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/1/18(3)(5)		862,048	861,363
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 10/1/18(3)(5)		1,418,825	1,394,172
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)		1,716,871	1,658,250
TOTAL ASSET-BACKED SECURITIES (Cost $6,842,222)			6,685,264
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Australia — 0.3%
Australia Government Bond, 4.00%, 8/20/20	AUD	1,517,000	1,999,819
Canada — 0.6%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,897,759	1,643,564
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,481,713	2,476,890
			4,120,454
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	479,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,411,209)			6,599,273
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		165,000	222,087
Los Angeles Community College District GO, 6.75%, 8/1/49		125,000	181,214
Los Angeles Unified School District GO, 5.75%, 7/1/34		200,000	237,044
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		125,000	165,190
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		250,000	345,352
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		125,000	139,779
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		130,000	152,282
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39		125,000	159,246
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		65,000	92,189
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		125,000	144,791
State of California GO, 4.60%, 4/1/38		50,000	51,949
State of California GO, 7.55%, 4/1/39		500,000	731,565
State of California GO, 7.30%, 10/1/39		45,000	62,973
State of Illinois GO, 5.10%, 6/1/33		350,000	336,469

State of Texas GO, 5.52%, 4/1/39	215,000	264,134
TOTAL MUNICIPAL SECURITIES (Cost $3,288,802)		3,286,264
TEMPORARY CASH INVESTMENTS(6) — 4.2%
LMA-Americas LLC, 2.22%, 10/1/18(7)	27,458,000	27,453,069
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,675	16,675
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,474,675)		27,469,744
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $678,627,204)		667,828,767
OTHER ASSETS AND LIABILITIES — (1.0)%		(6,337,919)
TOTAL NET ASSETS — 100.0%		$661,490,848

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,984,792	AUD	2,765,836	Bank of America N.A.	12/19/18	$(15,678)
USD	4,200,944	CAD	5,444,087	Morgan Stanley	12/19/18	(20,983)
EUR	13,649	USD	15,996	JPMorgan Chase Bank N.A.	12/19/18	(45)
						$(36,706)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	536	December 2018	$53,600,000	$63,666,750	$(658,643)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	112	December 2018	$11,200,000	$14,112,000	$172,998
U.S. Treasury Long Bonds	475	December 2018	$47,500,000	66,737,500	1,483,306
U.S. Treasury Ultra Bonds	42	December 2018	$4,200,000	6,479,813	237,468
				$87,329,313	$1,893,772

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	$(554)	$116,167	$115,613
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(592)	63,071	62,479
					$(1,146)	$179,238	$178,092

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$40,000,000	$(3,988,715)
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(541,243)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(237,918)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	117,817
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	61,568
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	19,041
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	38,282
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$10,000,000	65,710
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(151,563)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(260,044)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(263,082)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(125,500)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(3,204,089)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(557,462)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	1,621,453
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	570,785
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	721,539
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	28,419
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	19,675
						$(6,065,327)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,179,757.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $80,792,852, which represented 12.2% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $ 3,030,000.

(7)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	361,180,047	—
Corporate Bonds	—	139,533,829	—
Commercial Mortgage-Backed Securities	—	41,209,440	—
Collateralized Mortgage Obligations	—	37,119,418	—
U.S. Government Agency Mortgage-Backed Securities	—	23,886,223	—
Collateralized Loan Obligations	—	20,859,265	—
Asset-Backed Securities	—	6,685,264	—
Sovereign Governments and Agencies	—	6,599,273	—
Municipal Securities	—	3,286,264	—
Temporary Cash Investments	16,675	27,453,069	—
	16,675	667,812,092	—
Other Financial Instruments
Futures Contracts	1,893,772	—	—
Swap Agreements	—	3,442,381	—
	1,893,772	3,442,381	—
Liabilities
Other Financial Instruments
Futures Contracts	658,643	—	—
Swap Agreements	—	9,329,616	—
Forward Foreign Currency Exchange Contracts	—	36,706	—
	658,643	9,366,322	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2018